Other assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Input value-added tax recoverable for solar power plants	¥ 187,286	¥ 196,543
Input value-added tax recoverable for solar power plants (current)	1,056	707
Long-term deposits	59,154	27,433
Total	246,440	223,976
Solar power plant
Input value-added tax recoverable for solar power plants	253,616	196,543
Solar power plant | Current assets
Input value-added tax recoverable for solar power plants	66,330	237,307
Solar power plant | Noncurrent assets
Input value-added tax recoverable for solar power plants	¥ 187,286	¥ 40,764